                                  Annual Report
                                December 31, 2000

                                   Legg Mason
                                       Tax
                                     Exempt
                                   Trust, Inc.

To Our Shareholders,


     On December 31, 2000, the Legg Mason Tax Exempt Trust had $376 million invested in a diversified portfolio of high-quality, short-term municipal securities. As this letter is written, the Trust's 7-day yield is 3.65% and its average weighted maturity is 25 days.

     The Trust's income dividends continue to be exempt from federal income tax and a portion may be exempt from state income taxes as well, depending upon your state of residence. The Trust does not purchase investments whose income is subject to the federal alternative minimum tax.

     PricewaterhouseCoopers, LLP, Tax Exempt Trust's independent accountants, has completed its annual examination, and audited financial statements for the year ended December 31, 2000, are included in this report.

     Many of our shareholders regularly add to their Fund holdings by authorizing automatic, monthly transfers from their bank checking or Legg Mason accounts. Your Legg Mason Financial Advisor will be happy to help you make these arrangements if you would like to purchase additional shares in this convenient way.

     We appreciate your ownership of the Trust, and hope you will let us know whenever you have questions or suggestions.

                                                           Sincerely,


                                                           John F. Curley, Jr.
                                                           Chairman



January 31, 2001

Statement of Net Assets
Legg Mason Tax Exempt Trust, Inc.
December 31, 2000
(Amounts in Thousands)

                                                                Rate       Maturity Date      Par              Value
------------------------------------------------------------------------------------------------------------------------
Alaska -- 0.3%
      Valdez, Alaska Marine Terminal Revenue
         (Exxon Pipeline Company Project) VRDN
         (Aaa/P-1)                                                4.95%       1/2/01       $ 1,100       $ 1,100/A/
      ------------------------------------------------------------------------------------------------------------------
Arizona-- 2.6%
      Arizona Salt River Project Electric System
         Revenue Bonds (P-1, A-1+)
           TECP                                                   4.35%      1/23/01         5,000         5,000
           TECP                                                   4.30%      1/26/01         5,000         5,000
                                                                                                         -------
                                                                                                          10,000
      ------------------------------------------------------------------------------------------------------------------
Delaware -- 1.7%
      University of Delaware Revenue Bonds,
         Series 1998 VRDN (AA/A-1+)                               4.95%      1/3/01          6,500         6,500/A/
      ------------------------------------------------------------------------------------------------------------------
Florida -- 6.4%
      City of Gainesville Utilities System (P-1, A-1+)
         Series C TECP                                            4.30%      1/5/01          4,000         4,000
         Series C TECP                                            4.35%      3/8/01          2,300         2,300
      Jacksonville Electric Authority Revenue
         Bond (Subordinated Electric Systems)
         (Aa3/VMIG1, AA-/A-1+, AA+/F1+)
           Series A VRDN                                          5.00%      1/2/01          4,200         4,200/A/
           Series B VRDN                                          5.00%      1/2/01            200           200/A/
           Series C VRDN                                          5.00%      1/2/01          2,300         2,300/A/
      Pinellas County, Florida Health Facilities Authority
         (Bayfront Medical Center, Inc. Project)
         Refunding Revenue Bonds, Series 1989 VRDN
         (Aaa/VMIG1, AAA/A-1)                                     4.45%      1/3/01          2,300         2,300/A/
      Putnam County Development Authority PCR Bonds
         (Seminole Electric Cooperative, Inc.) (Aa3, AA-/A-1+)
           Series 1984 H-1 VRDN                                   5.05%      1/3/01          6,950         6,950/A/
           Series 1984 H-2 VRDN                                   5.05%      1/3/01          2,550         2,550/A/
                                                                                                         -------
                                                                                                          24,800
      ------------------------------------------------------------------------------------------------------------------
Georgia -- 2.2%
      Burke County, Georgia PCR Bond (Oglethorpe Power)
         (Aaa/VMIG1, AAA/A-1+, AAA/F1+)
           Series 1998 A                                          4.30%      1/4/01          1,000         1,000
           Series 1998 B                                          4.35%      1/12/01         3,600         3,600
           Series 1998 A                                          4.17%      6/19/01         4,000         4,000
                                                                                                          ------
                                                                                                           8,600
      ------------------------------------------------------------------------------------------------------------------

                                                               Rate       Maturity Date       Par          Value
------------------------------------------------------------------------------------------------------------------------
Hawaii -- 4.0%
      City and County of Honolulu, Hawaii General Obligation
         Bond (Aaa/VMIG1, AAA/A-1+, AAA/F1+)
           Series 2000A VRDN                                      5.00%      1/3/01        $ 6,000       $ 6,000/A/
           Series 2000A VRDN                                      5.00%      1/3/01          3,900         3,900/A/
           Series 2000B VRDN                                      5.00%      1/3/01          5,750         5,750/A/
                                                                                                          ------
                                                                                                          15,650
      ------------------------------------------------------------------------------------------------------------------
Idaho -- 0.8%
      State of Idaho Tax Anticipation Notes,
         Series 2000 (MIG1, SP-1+)                                5.38%     6/29/01          3,000         3,014
      ------------------------------------------------------------------------------------------------------------------

Illinois -- 0.2%
      Illinois Development Finance Authority PCR Revenue
         Bonds (Amoco Oil Company Project),
         Series 1994 VRDN (Aa1/VMIG1, AA+/A-1+)                   5.00%      1/2/01            700           700/A/
      ------------------------------------------------------------------------------------------------------------------
Indiana -- 1.4%
      City of Rockport PCR Refunding Bond
         (American Electric Power Generating Company
         Project), Series 1995 A VRDN (AAA/A-1+)                  5.00%      1/2/01          2,700         2,700/A,B/

      City of Sullivan, Indiana Floating/Fixed Rate PCR
         (Hoosier Energy) Commercial Paper,
         Series L4 (A-1/P-1, AA-/A-1+)                            4.25%      1/17/01         2,765         2,765
                                                                                                         -------
                                                                                                           5,465
      ------------------------------------------------------------------------------------------------------------------
Kansas -- 0.8%
      Kansas State Department of Transportation Highway
         Revenue, Series B-2 VRDN (Aa2/VMIGI, AA+/F1+)            4.90%      1/2/01          3,000         3,000/A/
      ------------------------------------------------------------------------------------------------------------------
Kentucky -- 1.5%
      Kentucky Economic Development Finance Authority
         Hospital Revenue Bonds (Baptist Healthcare)
         (Aaa/VMIG1, AAA/A-1+)
           Series 1999 C VRDN                                     5.00%      1/2/01            840           840/A/
           Series 1999 B VRDN                                     5.00%      1/3/01          4,935         4,935/A/
                                                                                                          ------
                                                                                                           5,775
      ------------------------------------------------------------------------------------------------------------------
Louisiana -- 1.3%
      Parish of the Ascension Environmental Improvement
         Refunding Revenue Bond (Shell Oil Company
         Project), Series 1993 VRDN
         (AAA/A-1+)                                               5.00%      1/2/01          1,000         1,000/A/

      Parish of the Ascension PCR Refunding Revenue Bonds
         (Shell Oil Company Project), Series 1993 VRDN
          (AAA/A-1+)                                              5.00%      1/2/01          4,000         4,000/A/
                                                                                                          ------
                                                                                                           5,000
      ------------------------------------------------------------------------------------------------------------------

Statement of Net Assets -- Continued
Legg Mason Tax Exempt Trust, Inc.
                                                               Rate       Maturity Date      Par          Value
------------------------------------------------------------------------------------------------------------------------
Maryland -- 14.3%
      Baltimore County, Maryland Consolidated Public
         Improvement BANS, Series 1995 TECP
         (P-1, A-1+)                                              4.15%      4/6/01        $ 2,000       $ 2,000

      Baltimore County, Maryland Revenue Bond
         (Oak Crest Village Inc. Project),
         Series 1999A VRDN (Aa3/VMIG1, AA-/F1+)                   4.80%      1/4/01         13,700        13,700/A/

      Baltimore County, Maryland Revenue Bond
         (The Sheppard and Enoch Pratt Hospital Facility),
         Series 1992 VRDN (Aa3/VMIG1)                             5.00%      1/3/01          2,600         2,600/A/

      Frederick County, Maryland General Obligation
         Public Facilities Bond of 2000
         (Aa2, AA, AA+)                                           5.00%      12/1/01         1,905         1,919

      Maryland Health and Higher Educational Facilities
         Authority (Johns Hopkins University) (P-1, A-1+)
           Series C TECP                                          4.15%      2/13/01         1,500         1,500
           Series C TECP                                          4.20%      3/1/01          5,250         5,250
           Series C TECP                                          4.35%      3/1/01          1,600         1,600

      Maryland Health and Higher Educational Facilities
         Authority (Pooled Loan Program Issue),
         Series 1985A VRDN (Aa2/VMIG1)                            4.80%      1/3/01          7,600         7,600/A/

      Montgomery County, Maryland General Obligation
         BANS (P-1, A-1+)
           Series 1995 TECP                                       4.25%      2/7/01          5,000         5,000
           Series 1995 TECP                                       4.30%      2/7/01          5,500         5,500
           Series 1995 TECP                                       4.40%      2/7/01          4,000         4,000

      Washington Suburban Sanitary District, Montgomery
         and Prince George's Counties, Maryland General
         Obligation BANS, Series 1998 VRDN
         (Aa1/VMIG1, AA/A-1+)                                     4.80%      1/3/01          5,000         5,000/A,B/
                                                                                                          ------
                                                                                                          55,669
      ------------------------------------------------------------------------------------------------------------------
Michigan -- 0.6%
      Michigan State Housing Development Authority
         Rental Housing Revenue Bonds, Series 1997 B
         VRDN (Aaa/VMIG1, AAA/A-1+)                               4.85%      1/3/01          2,170         2,170/A/
      ------------------------------------------------------------------------------------------------------------------
Minnesota -- 2.5%
      Minneapolis - Saint Paul, Minnesota Metro Airport
         Subordinate Revenue Commercial Paper,
         Series A TECP (A-1+, F1+)                                4.35%      3/9/01          3,400         3,400

      Rochester, Minnesota Health Care Facilities Revenue
         Bond (Mayo Medical Center) Commercial Paper,
         Series C (AA+/A-1+)                                      4.25%      1/11/01         6,500         6,500
                                                                                                         -------
                                                                                                           9,900
      ------------------------------------------------------------------------------------------------------------------

                                                               Rate       Maturity Date      Par              Value
------------------------------------------------------------------------------------------------------------------------
Mississippi -- 2.8%
      Jackson County, Mississippi Port Facility Revenue
         Refunding (Chevron USA Inc. Project),
         Series 1993 VRDN (Aa2/P-1)                               5.00%      1/2/01        $11,000      $ 11,000/A/
      ------------------------------------------------------------------------------------------------------------------
Missouri -- 0.9%
      Health and Educational Facilities Authority of the
         State of Missouri, Medical Research Facilities
         Revenue Bond (Stowers Institute for Medical
         Research), Series 2000 VRDN
         (Aaa/VMIG1, AAA/A-1+)                                    4.95%      1/4/01          3,500         3,500/A/
      ------------------------------------------------------------------------------------------------------------------
Nebraska -- 1.9%
      Omaha Public Power District TECP (P-1, A-1+)                4.40%      3/9/01          5,000         5,000
      Omaha Public Power District TECP (P-1, A-1+)                4.40%      4/6/01          2,350         2,350
                                                                                                         -------
                                                                                                           7,350
      ------------------------------------------------------------------------------------------------------------------
North Carolina -- 3.6%
      City of Winston-Salem, North Carolina Water and
         Sewer Revenue Bond, Series 1994 VRDN
         (Aa/VMIG1, AA+/A-1+)                                     4.75%      1/3/01         13,900        13,900/A/
      ------------------------------------------------------------------------------------------------------------------
Ohio -- 3.6%
      County of Cuyahoga, Ohio Hospital Revenue
         Refunding Bonds (The Cleveland Clinic Foundation),
         Series 1997 A VRDN (Aaa/VMIG1, AAA/A-1+)                 5.05%      1/3/01          6,150         6,150/A/

      State of Ohio Higher Educational Facility Revenue
         Bond (Xavier University 2000 Project), VRDN
         (Aa3/VMIG1)                                              4.95%      1/4/01          7,750         7,750/A/
                                                                                                          ------
                                                                                                          13,900
      ------------------------------------------------------------------------------------------------------------------
Pennsylvania -- 6.4%
      Allegheny County, Pennsylvania Hospital
         Development Authority Revenue Bond
         (Presbyterian University Hospital),
         Series 1988 B2 VRDN (Aa2/VMIG1)                          5.00%      1/4/01          4,100         4,100/A/

      Delaware County, Pennsylvania IDA
         Revenue Refunding Bond (Resource Recovery
         Facility, General Electric Capital Corporation),
         Series 1997 G VRDN (Aaa/P-1, AAA/A-1+)                   4.80%      1/3/01          4,000         4,000/A/

      Geisinger Authority Pennsylvania Health System
         Refunding (Geisinger Health System),
         Series 2000 VRDN (Aa2/VMIG1, AA/A-1+)                    4.95%      1/2/01          1,200         1,200/A/

      Lakawanna County, Pennsylvania IDA
         (National Book Company Project),
         Series 1986 VRDN (A/A-1)                                 4.75%      1/3/01          1,025         1,025/A/

Statement of Net Assets-- Continued
Legg Mason Tax Exempt Trust, Inc.
                                                               Rate       Maturity Date      Par              Value
------------------------------------------------------------------------------------------------------------------------
Pennsylvania -- Continued
      Northampton County, Pennsylvania Higher
         Education Authority Revenue Bond (Lehigh
         University), Series 2000 VRDN
         (Aa3/VMIG1, AA-/A-1)                                     4.75%      1/4/01        $ 7,000        $ 7,000/A/

      Pennsylvania State Higher Educational Facilities
         Authority Revenue Bond, Carnegie Mellon
         University (AA-/A-1+)
           Series 1995 A VRDN                                     4.95%      1/2/01          3,200          3,200/A/
           Series 1995 B VRDN                                     4.95%      1/2/01          1,000          1,000/A/
           Series 1995 D VRDN                                     4.95%      1/2/01          1,500          1,500/A/

      Philadelphia, Pennsylvania Hospitals and Higher
         Education Facilities Authority Hospital Revenue
         (The Children's Hospital of Philadelphia Project),
         Series 1996 A VRDN (Aa3/VMIG1, AA/A-1+)                  5.00%      1/2/01          1,800          1,800/A/
                                                                                                           ------
                                                                                                           24,825
      ------------------------------------------------------------------------------------------------------------------
South Carolina -- 1.8%
      Berkeley County, South Carolina PCR Refunding Bond
         (Amoco Chemical Company Project), Series 1994
         VRDN (Aa1/VMIG1, AA+/A-1+)                               5.00%      1/2/01          1,400          1,400/A/

      South Carolina Public Service Authority Revenue Bond,
         TECP (P-1, A-1+, F1+)                                    4.30%      2/8/01          5,700          5,700
                                                                                                           ------
                                                                                                            7,100
      ------------------------------------------------------------------------------------------------------------------
Texas-- 17.9%
      Dallas, Texas Area Rapid Transit North Central Light
         Rail Project Note, Series 2000 VRDN
         (Aa1/VMIG1, AA/A-1+)                                     4.95%      1/3/01         16,000         16,000/A/

      Garland, Texas Independent School District
         Refunding Bond Aaa/AAA                                   5.60%      2/15/01         2,000          2,003

      Harris County, Texas General Obligation,
         Series C TECP (P-1, A-1+, F1+)                           4.50%      1/12/01         1,000          1,000

      Harris County, Texas Health Facilities Development
         Corporation Hospital Revenue Bonds
         (The Memorial Hospital), Series 1997 B VRDN
         (Aaa/VMIG1, AAA/A-1+)                                    4.70%      1/3/01         13,000         13,000/A/

      Harris County, Texas Health Facilities Development
         Corporation, Hospital Revenue Bonds
         (The Methodist Hospital), Series 1994 VRDN
         (AA/A-1+)                                                5.00%      1/2/01         10,000         10,000/A/

                                                               Rate       Maturity Date      Par              Value
------------------------------------------------------------------------------------------------------------------------
Texas -- Continued
      Harris County, Texas Industrial Development
         Corporation Revenue Refund Bond (Shell Oil
         Company Project), Series 1997 VRDN
         (Aa1/VMIG1, AAA/A-1+)                                    4.90%      1/2/01         $  200        $   200/A/

      San Antonio, Texas Commercial Paper Notes,
         Series 2000 (P-1, A-1, F1)                               4.17%      6/20/01         8,000          8,000

      San Antonio, Texas Water Systems,
         Series 1995 TECP (P-1, A-1, F1)                          4.17%      6/20/01         5,000          5,000

      Southwest Higher Education Authority Incorporated,
         Southern Methodist University VRDN
         (Aaa/VMIGI)                                              5.00%      1/2/01            800            800/A/

      State of Texas TRANS, Series 2000A (MIG1, SP-1+)            5.25%      8/31/01        12,400         12,476

      Texas State, Multi Modal Water Development Authority,
         Series A (Aa1/VMIG1, AA-/A-1+)                           5.00%      1/2/01          1,100          1,100/A/
                                                                                                           ------
                                                                                                           69,579
      ------------------------------------------------------------------------------------------------------------------
Utah -- 6.2%
      Emery County, Utah PCR Refunding Bond
         (PacifiCorp Project), Series 1994 VRDN
         (Aaa/VMIG1, AAA/A-1)                                     5.05%      1/2/01          8,000          8,000/A,B/

      State of Utah Adjustable Rate General Obligation
         Highway Bond (Aaa/VMIG1, AAA/A-1+, AAA/F1+)
           Series 1999 A VRDN                                     4.80%      1/3/01          9,500          9,500/A/
           Series 1999 B VRDN                                     4.80%      1/3/01          6,500          6,500/A/
                                                                                                          -------
                                                                                                           24,000
      ------------------------------------------------------------------------------------------------------------------
Virginia -- 0.3%
      Commonwealth of Virginia, State General Obligation
         Bonds, Series 1997 (Aaa/AAA)                             5.00%      6/1/01          1,140          1,144
      ------------------------------------------------------------------------------------------------------------------
Washington -- 5.8%
      State of Washington Adjustable Rate General Obligation
         Bond, Series 1996 B VRDN
         (Aa1/VMIG1, AA+/A-1+)                                    4.85%      1/3/01         13,200         13,200/A/

      Washington State Housing Finance Commission
         (Pacific First Federal Savings Bank Program),
         Series 1988 B VRDN (AAA/A-1+)                            5.00%      1/3/01          9,170          9,170/A/
                                                                                                          -------
                                                                                                           22,370
      ------------------------------------------------------------------------------------------------------------------

Statement of Net Assets-- Continued
Legg Mason Tax Exempt Trust, Inc.

------------------------------------------------------------------------------------------------------------------------
                                                               Rate       Maturity Date      Par              Value
Wisconsin -- 4.4%
      City of Oak Creek, Wisconsin PCR Bond (Wisconsin
         Electric Power Company Project),
         Series 1986 VRDN (Aa3/P-1)                               4.65%      1/3/01        $ 5,900         $ 5,900/A/
      State of Wisconsin General Obligation Extendible
         Commercial Notes, TECP Series 2000 A
         (P-1,A-1+, F1+)                                          4.40%      2/14/01         5,000           5,000
      Town of Carlton, Wisconsin PCR Refunding Bond
         (Wisconsin Power and Light Company Projects),
         Series 1991 B VRDN (Aa2/P-1, AA/A-1+)                    4.85%      1/2/01          6,300           6,300/A/
                                                                                                        ----------
                                                                                                            17,200
      ------------------------------------------------------------------------------------------------------------------
Wyoming -- 0.8%
      Converse County, Wyoming Pollution Control Revenue
         Refunding Bond (PacifiCorp Project),
         Series 1994 VRDN (Aaa/VMIG1, AAA/A-1)                    5.00%      1/2/01          2,200           2,200/A/
      Sweetwater County, Wyoming PCR Refunding Bond
         (Pacificorp Project), Series 1994 VRDN
         (Aaa/VMIG1, AAA/A-1+)                                    5.00%      1/2/01          1,000           1,000/A/
                                                                                                         ---------
                                                                                                             3,200
      ------------------------------------------------------------------------------------------------------------------
      Total Investments, at Amortized Cost and Value -- 97.0%                                              376,411/C/
      Other Assets Less Liabilities -- 3.0%                                                                 11,719
                                                                                                        ----------
      Net assets applicable to 388,151 shares outstanding -- 100.0%                                       $388,130
                                                                                                        ----------
      Net asset value per share                                                                              $1.00
                                                                                                        ----------
      ------------------------------------------------------------------------------------------------------------------

      /A/ The rate shown is the rate as of December 31, 2000, and the maturity shown is the longer of the next interest adjustment date or the date the principal amount owed can be recovered through demand.
      /B/ The holder's option to tender the security for purchase may be cancelled under certain prestated conditions enumerated in the tender option documents.
      /C/ Also represents cost for federal income tax purposes.
      A guide to abbreviations appears on the next page.

      See notes to financial statements.

Legg Mason Tax Exempt Trust, Inc.
(Unaudited)
Investment Abbreviations:

      BANS        Bond Anticipation Notes
      IDA         Industrial Development Authority
      PCR         Pollution Control Revenue
      TECP        Tax-Exempt Commercial Paper
      TRANS       Tax and Revenue Anticipation Notes
      VRDN        Variable Rate Demand Notes

Municipal Note, Commercial Paper and Bond Ratings:

      Municipal Notes

           MIG1 and MIG2: Moody's Investors Service, Inc. ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade (MIG). Notes bearing the designation MIG1 are judged to be of the best quality and notes bearing the designation MIG2 are judged to be of high quality (VMIG1 and VMIG2 are ratings for variable rate obligations).
           SP-1 and SP-2: The two highest municipal note ratings assigned by Standard & Poor's. A plus (+) sign may be added to the SP-1 rating to indicate that an issue possesses very strong credit characteristics.
           F-1 and F-2: The two highest municipal note ratings assigned by Fitch IBCA, Inc. A plus (+) sign may be added to an F-1 rating to denote any exceptionally strong credit feature.

      Commercial Paper

           P1 and P2: Prime 1 and Prime 2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc.
           A-1 and A-2: The two highest commercial paper ratings assigned by Standard & Poor's. A plus (+) sign designates issues possessing very strong credit characteristics.
           F-1 and F-2: The two highest commercial paper ratings assigned by Fitch IBCA, Inc. A plus (+) sign may be added to an F-1 rating to denote any exceptionally strong credit feature.

      Municipal Bonds
           Aaa, Aa, A and Baa: Investment grade bond ratings assigned by Moody's Investors Service, Inc. A numeric modifier (1, 2 and 3) may be added to the ratings to indicate high, medium and low relative credit strength, respectively, within a particular rating category. A pound (#) sign denotes a prerefunded security. The maturity date shown is the prerefunded date.
           AAA, AA, A and BBB: Investment grade bond ratings assigned by Standard & Poor's. A plus (+) or minus (-) sign may be added to the ratings to indicate relative credit strength within a particular rating category.
           AAA, AA, A and BBB: Investment grade bond ratings assigned by Fitch IBCA, Inc. A plus (+) or minus (-) sign may be added to a rating to denote relative status within major rating categories.
           The Moody's, Standard & Poor's or Fitch IBCA ratings indicated are believed to be the most recent ratings available at December 31, 2000. These ratings are not audited by the Fund's independent accountants.

Maturity Schedule of the Portfolio:

                                December 31, 2000
--------------------------------------------------------------------------------
                                                 Percentage of
  Maturity Period            Amount/Par            Portfolio
--------------------------------------------------------------------------------
                              (000)                       (cum)
    1-7 days                 $266,390            70.8%    70.8%
   8-30 days                   23,865             6.4     77.2
  31-45 days                   20,200             5.3     82.5
  46-90 days                   26,050             6.9     89.4
Over 90 days                   39,795            10.6    100.0
                             --------           -----
                             $376,300           100.0%
                             ========           =====
Average Weighted Maturity: 32 days

Statement of Operations
Legg Mason Tax Exempt Trust, Inc.
For the Year Ended December 31, 2000
(Amounts in Thousands)

    ----------------------------------------------------------------------------

Investment Income:
    Interest                                                             $14,970

Expenses:
    Management fee                                         $1,829
    Distribution and service fees                             366
    Transfer agent and shareholder servicing expense          134
    Audit and legal fees                                       52
    Custodian fees                                             90
    Directors' fees                                            10
    Registration fees                                          62
    Reports to shareholders                                    21
    Other expenses                                              9
                                                           ------
                                                            2,573
      Less compensating balance credits                       (13)
                                                          -------
      Total expenses, net of compensating balance credits                  2,560
                                                                        --------

    Net Investment Income                                                $12,410
                                                                          ------


    Statement of Changes in Net Assets
    Legg Mason Tax Exempt Trust, Inc.
    (Amounts in Thousands)

                                                                            For the Years Ended December 31,
                                                                               2000                   1999
    ----------------------------------------------------------------------------------------------------------
Change in Net Assets:
    Net investment income                                                    $ 12,410               $ 8,397
    Distributions to shareholders from net investment income                  (12,410)               (8,397)
    Change in net assets from Fund share transactions                          13,277                44,719
                                                                               ------                ------
    Change in net assets                                                       13,277                44,719

Net Assets:
    Beginning of year                                                         374,853               330,134
    ----------------------------------------------------------------------------------------------------------
    End of year                                                              $388,130              $374,853
                                                                              -------               -------

    See notes to financial statements.

Financial Highlights
Legg Mason Tax Exempt Trust, Inc.
           Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                                                                       Ratios/Supplemental Data
                                                                      -------------------------------------------------------------
                                   Investment
                                   Operations Distributions                                                    Net
                        Net Asset  ------------------------                      Total           Net       Investment    Net Assets
                         Value,       Net       From Net    Net Asset           Expenses       Expenses       Income      End of
                        Beginning  Investment  Investment  Value, End  Total  to Average     to Average    to Average     Year
                         of Year     Income      Income     of Year   Return  Net Assets/A/ Net Assets/B/  Net Assets (in thousands)
    -------------------------------------------------------------------------------------------------------------------------------
    Years Ended Dec. 31,
    -------------------------------------------------------------------------------------------------------------------------------
     2000                 $1.00      $.0339    $(.0339)      $1.00    3.44%       .70%         .70%          3.39%       $388,130
     1999                  1.00       .0252     (.0252)       1.00    2.56%       .71%         .70%          2.52%        374,853
     1998                  1.00       .0271     (.0271)       1.00    2.75%       .72%         .71%          2.71%        330,134
     1997                  1.00       .0292     (.0292)       1.00    2.95%       .73%         .72%          2.92%        307,371
     1996                  1.00       .0282     (.0282)       1.00    2.85%       .64%         .64%          2.82%        278,492
     ------------------------------------------------------------------------------------------------------------------------------

     /A/This ratio reflects total expenses before compensating balance credits. /B/This ratio reflects expenses net of compensating balance credits.

     See notes to financial statements.

Notes to Financial Statements
Legg Mason Tax Exempt Trust, Inc.
(Amounts in Thousands)


-------------------------------------------------------------------------------

1. Significant Accounting Policies:

           The Legg Mason Tax Exempt Trust, Inc. ("Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.

      Security Valuation
           Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security.

      Investment Income and Dividends to Shareholders
           Income and expenses are recorded on the accrual basis. Dividends are declared daily and paid monthly. Net investment income for dividend purposes consists of interest accrued plus original issue discount earned, less amortization of market premium and accrued expenses. At December 31, 2000, dividends payable of $24 were accrued. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under federal income tax regulations.
           In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premium and discount on all fixed income securities. Upon initial adoption, the Fund will be required to adjust the cost of its fixed income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not affect the Fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The Fund has not at this time quantified the impact, if any, resulting from the adoption of this principle on the financial statements.

      Security Transactions
           Security transactions are accounted for on the trade date and the cost of investments sold is determined by use of the specific identification method for both financial reporting and federal income tax purposes. At December 31, 2000, $675 was receivable for investments sold, and there were no unsettled purchased investments.

      Compensating Balance Credits
           The Fund has an arrangement with its custodian bank, whereby a portion of the custodian's fees is paid indirectly by credits earned on the Fund's cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

      Federal Income Taxes
           No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders. The Fund has unused capital loss carryforwards for federal income tax purposes of $12 which expire in 2001 and $8 in 2002.

      Use of Estimates
           Preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Transactions With Affiliates:
           The Fund has a management agreement with Legg Mason Fund Adviser, Inc. ("LMFA"). Pursuant to its agreement, LMFA provides the Fund with management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Fund's average daily net assets. Advisory fees of $168 were payable to LMFA at December 31, 2000.
           Legg Mason Trust, fsb ("Adviser") serves as investment adviser to the Fund. LMFA (not the Fund) pays the Adviser a fee, computed daily and payable monthly, at an annual rate of 0.05% of the Fund's average daily net assets.
           Prior to June 1, 2000, Legg Mason Capital Management, Inc. ("LMCM") served as investment adviser to the Fund, under compensation arrangements substantially similar to those with the current adviser. For its services during the fiscal years ended December 31, 1995 through 1999, and for the five months ended May 31, 2000, the Fund paid the Adviser fees at an annual rate of 0.05% of the Fund's average daily net assets.
           Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Fund. The Fund pays Legg Mason a Rule 12b-1 service fee at an annual rate equal to 0.20% of its average daily net assets for services provided to shareholders. Legg Mason has agreed to limit such fees paid by the Fund to 0.10% indefinitely. Service fees of $33 were payable to Legg Mason at December 31, 2000.
           Legg Mason also has an agreement with the Fund's transfer agent to assist with certain of its duties. For this assistance, the transfer agent paid Legg Mason $94 for the year ended December 31, 2000.
           The Adviser, LMFA and Legg Mason are wholly owned subsidiaries of Legg Mason, Inc.

3. Fund Share Transactions:
           The Fund is authorized to issue 2,000,000 shares of common stock with a par value of $.001 per share. At December 31, 2000, paid-in capital aggregated $388,151. Since the Fund has sold and redeemed shares at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions:

                                                                 Reinvestment
                                                 Sold          of Distributions      Repurchased         Net Change
---------------------------------------------------------------------------------------------------------------------------
      Year Ended December 31, 2000            $1,353,373            $11,963          $(1,352,059)         $13,277
      Year Ended December 31, 1999             1,188,864              8,062           (1,152,207)          44,719

Report of Independent Accountants

To the Shareholders and Directors of Legg Mason Tax Exempt Trust, Inc.:

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Legg Mason Tax Exempt Trust, Inc. (hereafter referred to as the "Fund") at December 31, 2000, and the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000, by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

                                                     PricewaterhouseCoopers LLP

Baltimore, Maryland
January 31, 2001

Legg Mason offers a wide range of mutual funds to meet investors' varying financial needs and investment goals. The funds are listed below:

================================================================================================================
Equity Funds:                                        Specialty Funds:
Value Trust                                          Balanced Trust
Special Investment Trust                             Financial Services Fund
Total Return Trust                                   Opportunity Trust
American Leading Companies Trust
Classic Valuation Fund
Focus Trust
U.S. Small-Capitalization Value Trust


================================================================================================================
Global Funds:                                        Taxable Bond Funds:

Global Income Trust                                  U.S. Government Intermediate-Term Portfolio
Europe Fund                                          Investment Grade Income Portfolio
International Equity Trust                           High Yield Portfolio
Emerging Markets Trust


================================================================================================================
Tax-Free Bond Funds:                                 Money Market Funds:

Tax-Free Intermediate-Term Income Trust              U.S. Government Money Market Portfolio
Maryland Tax-Free Income Trust                       Cash Reserve Trust
Pennsylvania Tax-Free Income Trust                   Tax Exempt Trust

For information on the specific risks, charges, and expenses associated with any Legg Mason fund, please consult a Legg Mason Financial Advisor for a prospectus. Read it carefully before investing or sending money.



Investment Adviser
      Legg Mason Trust, fsb
      Baltimore, MD

Board of Directors
      John F. Curley, Jr., Chairman
      Edmund J. Cashman, Jr., President
      Richard G. Gilmore
      Arnold L. Lehman
      Dr. Jill E. McGovern
      T. A. Rodgers

Transfer and Shareholder Servicing Agent
      Boston Financial Data Services
      Boston, MA

Custodian
      State Street Bank &Trust Company
      Boston, MA

Counsel
      Kirkpatrick & Lockhart LLP
      Washington, D.C.

Independent Accountants
      PricewaterhouseCoopers LLP
      Baltimore, MD

      An investment in the Fund is not insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

      This report is not to be distributed unless preceded or accompanied by a prospectus.

                      Legg Mason Wood Walker, Incorporated

--------------------------------------------------------------------------------

                               100 Light Street
                    P.O. Box 1476, Baltimore, MD 21203-1476
                                 410.539.0000